Document and Entity Information - USD ($)	3 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Document and Entity Information:
Entity Registrant Name	SAUER ENERGY, INC.
Document Type	S-1
Document Period End Date	Nov. 30, 2017
Trading Symbol	seny
Amendment Flag	false
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	336,894,876
Entity Public Float		$ 4,292,836
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY